TRADE PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES
TRADE PAYABLES

18.        TRADE PAYABLES

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Trade payables*	6,290	6,750

Trade payables are denominated in Renminbi, non-interest bearing and generally settled within 120-day terms. All of the trade payables are expected to be settled within one year. The carrying value of trade payables is considered to be a reasonable approximation of fair value.

*Refer to note 25 on trade payables due by the Company to a related party.